Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Aggregate amount	¥ 130,917	¥ 137,338
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 95	¥ 100
Aggregate amount	¥ 130,190	¥ 136,953